Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.95654%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,903,692.71

Principal:
Principal Collections	$23,154,468.13
Prepayments in Full	$11,380,633.55
Liquidation Proceeds	$351,850.52
Recoveries	$26,922.89
Sub Total	$34,913,875.09
Collections	$38,817,567.80

Purchase Amounts:
Purchase Amounts Related to Principal	$63,514.29
Purchase Amounts Related to Interest	$216.63
Sub Total	$63,730.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,881,298.72

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,881,298.72
Servicing Fee	$734,498.94	$734,498.94	$0.00	$0.00	$38,146,799.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,146,799.78
Interest - Class A-2a Notes	$494,210.98	$494,210.98	$0.00	$0.00	$37,652,588.80
Interest - Class A-2b Notes	$374,174.36	$374,174.36	$0.00	$0.00	$37,278,414.44
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$35,152,820.69
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$34,866,883.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,866,883.19
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$34,671,786.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,671,786.19
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$34,532,177.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,532,177.02
Regular Principal Payment	$31,499,509.32	$31,499,509.32	$0.00	$0.00	$3,032,667.70
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,032,667.70
Residual Released to Depositor	$0.00	$3,032,667.70	$0.00	$0.00	$0.00
Total		$38,881,298.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,499,509.32
Total					$31,499,509.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,841,185.49	$68.29	$494,210.98	$1.89	$18,335,396.47	$70.18
Class A-2b Notes	$13,658,323.83	$68.29	$374,174.36	$1.87	$14,032,498.19	$70.16
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$31,499,509.32	$23.94	$3,614,622.76	$2.75	$35,114,132.08	$26.69

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$104,410,770.57	0.3996585	$86,569,585.08	0.3313668
Class A-2b Notes	$79,931,690.40	0.3996585	$66,273,366.57	0.3313668
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$773,872,460.97	0.5881473	$742,372,951.65	0.5642075

Pool Information
Weighted Average APR	5.151%	5.175%
Weighted Average Remaining Term	45.10	44.37
Number of Receivables Outstanding	30,181	29,521
Pool Balance	$881,398,728.68	$846,061,899.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$810,119,734.51	$778,090,172.75
Pool Factor	0.6106491	0.5861671

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$67,971,726.68
Targeted Overcollateralization Amount	$103,688,947.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,688,947.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$386,362.76
(Recoveries)		34	$26,922.89
Net Loss for Current Collection Period			$359,439.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4894%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4737%
Second Prior Collection Period			0.6024%
Prior Collection Period			0.7881%
Current Collection Period			0.4994%
Four Month Average (Current and Prior Three Collection Periods)			0.5909%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		974	$5,017,174.22
(Cumulative Recoveries)			$285,975.21
Cumulative Net Loss for All Collection Periods			$4,731,199.01
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3278%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,151.10
Average Net Loss for Receivables that have experienced a Realized Loss			$4,857.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.83%	185	$6,998,686.93
61-90 Days Delinquent	0.23%	50	$1,949,256.07
91-120 Days Delinquent	0.04%	7	$355,748.55
Over 120 Days Delinquent	0.05%	11	$431,830.57
Total Delinquent Receivables	1.15%	253	$9,735,522.12

Repossession Inventory:
Repossessed in the Current Collection Period		15	$635,605.55
Total Repossessed Inventory		20	$1,016,939.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1751%
Prior Collection Period			0.1524%
Current Collection Period			0.2303%
Three Month Average			0.1859%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3235%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	107	$4,156,193.13
2 Months Extended	143	$6,014,384.44
3+ Months Extended	24	$1,004,362.43

Total Receivables Extended	274	$11,174,940.00
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer